Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	¥ 4,936,586	¥ 3,560,925
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	1,635,551
Deductible tax losses [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	194,627	581,325
Provision for asset impairments [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	986,943	1,368,693
Employee benefit payables [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	751,926	626,048
Accrued expenses and provisions [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	489,544	528,660
Consolidation adjustments [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	23,581	51,959
Unexercised sharebased payment [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	1,820	117,508
Guarantee liabilities [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	674,277	187,169
Others [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	38,075	47,093
Changes in fair value [Member]
Disclosure Of Deferred Tax Assets Gross [Line Items]
Deferred Tax Assets Gross	¥ 140,242	¥ 52,470